Financial Instruments - Financial Instruments Measured and Not Measured At Fair Value On Recurring Basis (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Financial instruments measured at fair value
Deferred finance costs, net	$ 38,600	$ 44,300
Fair Value
Financial instruments measured at fair value
Long-term debt, including current portion	1,470,590	1,666,156
Non-recurring basis | Level II
Financial instruments measured at fair value
Long-term debt, including current portion	1,470,590	1,666,156
Non-recurring basis | Fair Value
Financial instruments measured at fair value
Long-term debt, including current portion	1,470,590	1,666,156
Notes | ZIM | Fair Value
Financial instruments measured at fair value
Notes	19,733	21,044
Notes | ZIM | Recurring basis | Level II
Financial instruments measured at fair value
Notes	19,733	21,044
Notes | ZIM | Recurring basis | Fair Value
Financial instruments measured at fair value
Notes	19,733	21,044
Notes | HMM | Fair Value
Financial instruments measured at fair value
Notes	8,678	7,847
Notes | HMM | Recurring basis | Level II
Financial instruments measured at fair value
Notes	8,678	7,847
Notes | HMM | Recurring basis | Fair Value
Financial instruments measured at fair value
Notes	$ 8,678	$ 7,847